Borrowings	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Borrowings Disclosure [Text Block]
(10)	Borrowings

(a)	Current

Short-term borrowings and current instalments of long-term debt consist of the following:

	Year ended December 31,
	2014	2015
	RMB	RMB	US$

Guaranteed by bank deposits	212,807	—	—
Guaranteed by related parties	4,671,486	3,871,241	597,617
Guaranteed by property, plant and equipment	950,139	1,805,607	278,738
Guaranteed by accounts receivable	446,788	128,917	19,901
Unsecured loans	535,369	711,793	109,882
Current portion of long-term debt (note 10(b))	1,102,120	849,625	131,159
Current portion of medium-term notes (note (11))	2,193,346	1,757,000	271,234
Total short-term borrowings and current portion of long-term debt	10,112,055	9,124,183	1,408,531

Short-term borrowings outstanding (including the current portion of long-term debt) as of December 31, 2014 and 2015 bore a weighted average interest rate of 6.20% and 5.72% per annum, respectively. All short-term borrowings mature and expire at various times within one year. These facilities contain no specific renewal terms. While the renewal of the facilities are not legally binding and cannot been drawn down upon demand, the Company has traditionally negotiated renewal of certain facilities shortly before they mature.

(b)	Non-current

	Year ended December 31,
	2014	2015
	RMB	RMB	US$
Long-term debt and medium-term notes:
Secured loans from China Development Bank	3,057,179	2,888,287	445,875
Unsecured loans	—	—	—
Guaranteed by related parties	248,667	45,000	6,947
Secured by multiple assets	379,599	322,236	49,744
Medium-term notes (note (11))	3,906,654	2,057,000	317,546
Borrowings from other third parties:
Guaranteed by property, plant and equipment	274,828	—	—
	7,866,927	5,312,523	820,112
Less: current portion	(3,295,466)	(2,606,625)	(402,393)
Total long-term debt and medium-term notes	4,571,461	2,705,898	417,719

In December 2008, Yingli China entered into an eight-year US$ 70,000 loan agreement at an interest rate of 6-month LIBOR plus 6% per annum with China Development Bank. The loan is guaranteed by Tianwei Yingli and Mr. Liansheng Miao, the Company’s chairman and CEO, and secured by Yingli China’s property, plant and equipment.  The loan is repayable in annual instalment of US$ 8,000 for the first two years and US$ 9,000 for the remaining six years, respectively, commencing in December 2009. In December 2015, out of US$ 18,000 that was due, the Company repaid US$ 50, and the remaining portion of US$ 17,950 was extended to December 2016 based on the loan extension agreement entered into in December 2015. As of December 31, 2015, the current and non-current portion of this long-term borrowing is US$  17,950 (RMB 116,277) and nil, respectively.

In May 2010, Hainan Yingli entered into a five-year RMB 180,000 loan agreement at an interest rate of 5.76% per annum with Industrial and Commercial Bank of China Limited. The loan is guaranteed by the Company and repayable in semi-annual instalment of RMB 20,000 starting from August 2011. Based on the loan extension agreement entered into in December 2015, loan of RMB 14,000 that was due in September 2015 was extended to September 2016. As of December 31, 2015, the current and non-current portion of this long-term borrowing is RMB 14,000 (US$  2,161) and nil, respectively.

In June 2010, Hainan Yingli entered into a five-year RMB 220,000 loan agreement at a floating interest rate of the five-year Renminbi benchmark loan rates as published by the People’s Bank of China plus an additional surcharge of 2.5% per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Green Energy and repayable in an annual instalment of RMB 55,000 starting from June 2011. The loan was fully paid in 2015.

In July 2010, Yingli China entered into a five-year RMB 500,000 loan agreement at an interest rate of the five-year Renminbi benchmark loan rates per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Group and Yingli Green Energy and secured by Yingli China’s property, plant and equipment.  The loan is repayable in annual instalment of RMB 70,000, RMB 140,000, RMB 170,000, and RMB 120,000 in 2011, 2012, 2013 and 2014, respectively. The loan was fully paid in 2014.

In February 2011, Hainan Yingli entered into a five-year RMB 400,000 loan agreement with China Merchants Bank at an interest rate of the five-year Renminbi benchmark loan rate per annum. As of December 31 2014, the Company withdrew RMB 368,000 (US$  59,311) under this agreement. The loan is secured by Hainan Yingli’s property, plant and equipment. The loan was fully paid in 2015.

In March 2011, Yingli China entered into a 45-month RMB 1,000,000 loan agreement with Bank of Communications Co., Ltd. at an interest rate of three- to five- year Renminbi benchmark loan rate plus an additional surcharge of 10% of the interest rate per annum. The loan is secured by property, plant and equipment. The loan was fully paid in 2014.

In May 2011, Yingli China entered into a 42-month RMB 1,160,000 loan agreement with Bank of China and China Citic Bank at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% of the interest rate per annum. As of December 31, 2015, the Company withdrew RMB481,000 (US$  74,254).The loan is guaranteed by Yingli Green Energy and Yingli Group. As of December 31, 2015, the current and non-current portion of this long-term borrowing is RMB 164,300 (US$  25,364) and nil, respectively. Out of the loan of RMB164,300, loan with RMB20,000 due in November 2015 was extended to May 2016 based on the loan extension agreement entered into in November 2015.

In August 2011, Fine Silicon Co., Ltd. (“Fine Silicon”) entered into a five-year RMB 500,000 loan agreement with CDB Leasing Co., Ltd. at an interest rate of 6.9% per annum plus an additional surcharge of 5% of the interest rate per annum. The loan is guaranteed by property, plant and equipment.  The Company withdrew RMB 500,000 (US$  80,585) as of December 31, 2014, under this agreement. As of December 31,2014, total amount of this borrowing was RMB 274,828. The loan was fully paid in 2015.

In October 2011, Tianjin Yingli New Energy Resources Co., Ltd. (“Tianjin Yingli”) borrowed an eight-year RMB 350,000 loan from China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum. The loan is guaranteed by property, plant and equipment. The Company withdrew RMB 350,000 (US$  54,031) as of December 31, 2015. As of December 31, 2015, the current and non-current portion of this long-term borrowing is RMB 35,000 (US$  5,403) and RMB 220,000 (US$  33,962), respectively.

In October 2011, Tianjin Yingli borrowed an eight-year US$100,000 loan from China Development Bank at an interest rate of 6-month LIBOR plus 520 basis points per annum. The loan is guaranteed by property, plant and equipment. The Company withdrew US$100,000 (RMB647,780) as of December 31, 2015. Based on the amendment entered into in November 2015, the loan repayment schedule of loan with remaining balance of US$ 70,000 had been modified. The original repayment schedule was US$9,000 due in August 2015, US$9,000 due in February 2016, US$9,000 due in August 2016, US$9,000 due in February 2017, US$9,000 due in August 2017, US$10,000 due in February 2018, US$5,000 due in August 2018, US$5,000 due in February 2019 and US$5,000 due in August 2019. The amended repayment schedule was US$200 due in April 2016, US$200 due in October 2016, US$10,000 due in April 2017, US$10,820 due in October 2017, US$14,300 due in April 2018, US$11,500 due in October 2018, US$11,500 due in April 2019 and US$11,480 due in October 2019. No other key terms had been changes in the amendment. As of December 31, 2015, the current and non-current portion of this long-term borrowing is US$ 400 (RMB 2,591) and US$69,600 (RMB 450,855), respectively.

In October 2011, Hengshui Yingli New Energy Resources Co., Ltd. (“Hengshui Yingli”) entered into an eight-year US$50,000 loan agreement with China Development Bank at an interest of 6.31% per annum and subject to adjustment annually. The loan is guaranteed by property, plant and equipment. As of December 31, 2015, the Company withdrew US$50,000 (RMB 323,890). Out of US$ 3,000 due in December 2015, US$ 50 was repaid. Based on the amendment entered into in December 2015, the loan repayment schedule of loan with remaining balance of US$ 34,950 had been modified. The original repayment schedule was US$2,950 due in December 2015, US$4,000 due in June 2016, US$4,000 due in December 2016, US$4,000 due in June 2017, US$4,000 due in December 2017, US$4,000 due in June 2018, US$4,000 due in December 2018, US$4,000 due in June 2019, US$4,000 due in October 2019. The amended repayment schedule was US$50 due in June 2016, US$50 due in December 2016, US$6,000 due in June 2017, US$6,000 due in December 2017, US$5,620 due in June 2018, US$5,620 due in December 2018, US$5,800 due in June 2019, US$5,810 due in October 2019. No other key terms had been changes in the amendment. As of December 31, 2015, the current and non-current portion of this long-term borrowing is US$  100 (RMB 647) and US$  34,850 (RMB 225,751), respectively.

In November 2011, Hainan Yingli entered into an eight-year RMB 900,000 loan agreement with China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum. The loan is guaranteed by property, plant and equipment.  In May 2013, Hainan Yingli entered into an amendment to increase this loan credit limit by RMB282,150.  Out of RMB90,800 due in November 2015, RMB600 was repaid. Based on the amendment entered into in November 2015, the loan repayment schedule of loan with remaining balance of RMB727,550 had been modified. The original repayment schedule was RMB 90,200 due in November 2015, RMB90,800 due in May 2016, RMB90,800 due in November 2016, RMB90,800 due in May 2017, RMB90,800 due in November 2017, RMB90,800 due in May 2018, RMB90,800 due in November 2018 and RMB92,550 due in July 2019. The amended repayment schedule was RMB600 due in May 2016, RMB60,000 due in November 2016, RMB110,000 due in May 2017, RMB110,000 due in November 2017, RMB110,000 due in May 2018, RMB110,000 due in November 2018 and RMB226,950 due in July 2019. No other key terms had been changes in the amendment. As of December 31, 2015, the current and non-current portion of this long-term borrowing is RMB 60,600 (US$  9,355) and RMB666,950 (US$  102,959), respectively.

In March 2012, Hainan Yingli entered into a seven-year US$135,000 loan agreement with China Development Bank at an interest of three-month LIBOR plus 590 basis points per annum. The Company withdrew US$135,000 (RMB 874,503) as of December 31, 2015 under this agreement. The loan is guaranteed by property, plant and equipment. Out of US$ 10,600 due in November 2015, US$100 was repaid. Based on the amendment entered into in November  2015, the loan repayment schedule of loan with remaining balance of US$ 81,900 had been modified. The original repayment schedule was US$10,500 due in November 2015, US$10,600 due in May 2016, US$10,600 due in November 2016, US$10,600 due in May 2017, US$10,600 due in November 2017, US$10,600 due in May 2018, US$10,600 due in November 2018 and US$7,800 due in July 2019. The amended repayment schedule was US$100 due in May 2016, US$5,000 due in November 2016, US$12,000 due in May 2017, US$12,000 due in November 2017, US$12,000 due in May 2018, US$12,000 due in November 2018 and US$28,800 due in July 2019. No other key terms had been changes in the amendment. As of December 31, 2015, the current and non-current portion of this long-term borrowing is US$  5,100 (RMB 33, 037) and US$  76,800(RMB 497,495), respectively.

In May 2012, Hengshui Yingli entered into an eight-year RMB 255,000 loan agreement with China Development Bank at an interest of 7.76% per annum and subject to adjustment annually. The loan is guaranteed by Yingli China. Out of RMB10,000 due in December 2015, RMB300 was repaid. Based on the amendment entered into in December  2015, the loan repayment schedule of loan with remaining balance of RMB218,700 had been modified. The original repayment schedule was RMB 9,700 due in December 2015, RMB15,000 due in June 2016, RMB15,000 due in December 2016, RMB20,000 due in June 2017, RMB20,000 due in December 2017, RMB25,000 due in June 2018, RMB25,000 due in December 2018, RMB30,000 due in June 2019, RMB30,000 due in December 2019 and RMB29,000 due in May 2020. The amended repayment schedule was RMB300 due in June 2016, RMB300 due in December 2016, RMB15,000 due in June 2017, RMB15,000 due in December 2017, RMB25,000 due in June 2018, RMB25,000 due in December 2018, RMB22,850 due in June 2019, RMB22,850 due in December 2019 and RMB92,400 due in June 2020. No other key terms had been changes in the amendment. As of December 31, 2015, the current and non-current portion of this long-term borrowing is RMB 600 (US$  93) and RMB 218,100 (US$  33,669), respectively.

In April 2013, Yingli China entered into a three-year US$55,000 (RMB 341,253) loan agreement with China Development Bank at an interest rate of 6-month LIBOR plus 520 basis points per annum.  As of December 31, 2015, the Company withdrew US$55,000 (RMB 356,279) under this agreement. As of December 31, 2015, the current and non-current portion of this long-term borrowing is US$  55,000 (RMB 356,279) and nil, respectively.

In December 2013, Yingli China entered into a 14-month RMB200,000 loan agreement with Zhongyuan Trust Ltd. Company at an interest rate of 9.725%. This loan is guaranteed by related party’s property, plant and equipment. The bank loan was fully paid in 2014.

In December 2013, Hutubi Yingli Sunshine New Resources Co. Ltd. (“Yingli Hutubi”) entered into a five-year RMB 22,500 loan agreement with Xinjiang Tianshan Rural Commercial Bank at an interest rate of 5.33%. This loan is guaranteed by equivalent bank deposit. As of December 31, 2015, the Company withdrew RMB 22,500 (US$  3,473) under this agreement. As of December 31, 2015, the current and non-current portion of this long-term borrowing is RMB 200 (US$  31) and RMB 21,900 (US$  3,381), respectively.

In December 2013, Yingli Hutubi entered into a six-year RMB 55,000 loan agreement with Xinjiang Tianshan Rural Commercial Bank at an interest rate of 6.61%. This loan is guaranteed by Yingli Group and secured by solar panels with market value of RMB 68,800 (US$  10,621). As of December 31, 2015, the Company withdrew RMB 55,000 (US$  8,491) under this agreement. As of December 31, 2015, the current and non-current portion of this long-term borrowing is RMB 4,000 (US$ 617) and RMB 19,000 (US$  2,933), respectively.

In February 2015, Yingli China entered into a two-year RMB 100,000 loan agreement at an interest rate of 7.8% per annum with Rural Credit Cooperative of Baoding. The loan is guaranteed by property, plant and equipment. As of December 31, 2015, the company withdrew RMB 100,000 (US$15,437) under this agreement. As of December 31, 2015, the current and non-current portion of this long-term borrowing is RMB 49,000 (US$ 7,564) and RMB 50,000 (US$ 7,719), respectively.

In May 2015, Dafeng Xinghui Power Development Co., Ltd entered into a two-year RMB 20,000 loan agreement at an interest rate of 7.5% per annum with Jiangsu Dafeng Rural Commercial Bank. The loan is guaranteed by Yingli China and right of charging the electricity fee from produced by its own power plant and Yingli China. As of December 31, 2015, the company withdrew RMB 20,000 (US$ 3,087) under this agreement. As of December 31, 2015, the current and non-current portion of this long-term borrowing is RMB 2,150 (US$ 332) and RMB 16,800 (US$ 2,593), respectively.

All amendments mentioned above are not considered to be trouble debt restructuring because they don’t meet the condition of lenders offering concession to the Company.

Future principal payments under the above long-term borrowings as of December 31, 2015 are as follows

Year ended December 31,	RMB	US$
2016	2,606,625	402,393
2017	747,922	115,459
2018	771,325	119,072
2019	787,751	121,608
2020	96,900	14,959
Thereafter	2,000	309
Total	5,012,523	773,800

As of December 31, 2015, the Company has unused lines of credit of RMB 5,120 million (US$ 790 million) with remaining terms less than 12 months and RMB 1,264 million (US$ 195 million) with remaining terms beyond 12 months.

Certain loan agreements contain covenants in relation to cross-default provisions on other debts and financial covenants such as debt asset ratio, current ratio, quick ratio, debt service coverage ratio and interest coverage ratio. During the years ended December 31, 2013, 2014 and 2015, the Company failed to meet certain financial covenants or triggered cross-default provisions, for which the Company received waivers from respective banks with respect to the financial covenants or cross-default provisions; and related long-term debt were still recorded as long-term liabilities because of the waivers received.